Unaudited Condensed Consolidated Interim Statements of Financial Position - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Goodwill	$ 9,020,813	$ 9,020,813
Exploration and evaluation assets and mining data	97,678,667	69,810,603
Patents	643,694	615,103
Other intangible assets	252,302	299,101
Property and equipment	5,352,576	6,000,357
Right-of-use assets	1,456,928	1,693,512
Total non-current assets	114,404,980	87,439,489
Current assets
Inventories	281,434	100,780
Trade and other receivables	2,637,811	3,822,214
Related party receivables	562,330	1,508,243
Cash and cash equivalents	63,492,965	49,391,627
Total Current assets	66,974,540	54,822,864
Total assets	181,379,520	142,262,353
Equity
Share capital	7,829	7,828
Share premium	178,718,812	178,686,328
Shared based payment reserve	265,558,785	265,558,785
Warrant reserves	15,017,257	15,017,257
Other reserves	(5,314,302)	(6,814,302)
Foreign currency translation reserve	56,060	77,933
Redemption reserve	280,808	280,808
Accumulated deficit	(418,864,652)	(408,165,162)
Total Shareholders’ equity	35,460,597	44,649,475
Non-controlling interests	83,422,155	83,664,052
Total equity	118,882,752	128,313,527
Non-current liabilities
Lease liabilities	926,588	1,185,145
Total non-current liabilities	926,588	1,185,145
Current liabilities
Lease liabilities	656,935	602,557
Trade and other payables	6,608,378	8,335,464
Convertible debentures and embedded derivatives	50,409,506
Deferred consideration liability	3,851,611	3,693,612
Related party payables	43,750	132,048
Total current liabilities	61,570,180	12,763,681
Total liabilities	62,496,768	13,948,826
Total equity and liabilities	$ 181,379,520	$ 142,262,353